Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 13.

Jean Park (portfolio manager) has managed the fund since June 2010.

The following information replaces the biographical information for Peter Dixon found in the "Fund Management" section on page 30.

Peter Dixon is portfolio manager of Retailing Portfolio, which he has managed since April 2010. Prior to joining Fidelity Investments in 2006 as a research analyst, Mr. Dixon received his MBA from the Kellogg School of Management at Northwestern University.

The following information supplements the biographical information found in the "Fund Management" section on page 30.

Jean Park is portfolio manager of Leisure Portfolio, which she has managed since June 2010. Prior to joining Fidelity Investments in 2006 as a research analyst, Ms. Park was an analyst and associate in the high-yield bond group of Goldman Sachs Asset Management.

SELCON-10-02 October 1, 2010
1.913699.101

Supplement to the
Fidelity® Select Portfolios
Consumer Staples Sector
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

SELCS-10-01 October 1, 2010
1.918665.100

Supplement to the
Fidelity® Select Portfolios®
Energy Sector
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

Effective June 30, 2010, the following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Jonathan Kasen (portfolio manager) has managed the fund since June 2010.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 10.

Ryan Oldham (portfolio manager) has managed the fund since June 2010.

Effective June 30, 2010, the following information replaces the biographical information for John Dowd found in the "Fund Management" section on page 24.

John Dowd is portfolio manager of Energy Portfolio and Natural Resources Portfolio, which he has managed since July 2006 and May 2006, respectively. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Dowd has served as an equity research analyst and portfolio manager.

Jonathan Kasen is portfolio manager of Energy Service Portfolio, which he has managed since June 2010. Mr. Kasen joined Fidelity Investments as a research analyst in 2006 after receiving an MBA from the Marshall School of Business at the University of Southern California.

The following information replaces the biographical information for James McElligott found in the "Fund Management" section on page 24.

Ryan Oldham is portfolio manager of Natural Gas Portfolio, which he has managed since June 2010. Prior to joining Fidelity Investments in June 2007 as a research analyst, Mr. Oldham worked for Scotia Bank from 2002 to 2006.

SELNR-10-03 October 1, 2010
1.913321.102

Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

Home Finance Portfolio

Shareholder Meeting. The Board of Trustees has approved several changes to the Home Finance Portfolio intended to broaden the fund's investment policies, and renaming the fund as Consumer Finance Portfolio. These changes will not occur until certain shareholder approvals have been obtained.

Shareholders of Home Finance Portfolio will be asked to vote to modify the fund's fundamental "invests primarily" policy (the investment policy concerning the fund's primary investments) to state that the fund "invests primarily in companies providing products and services associated with consumer finance," approve a related change to the fund's fundamental concentration policy, and change the fund from a diversified fund to a non-diversified fund. If shareholders approve the proposals, the fund will change its name, adopt a new 80% name test policy, and be permitted to operate as a non-diversified fund. Additionally, the S&P® Consumer Finance Index will replace the MSCI® Thrifts & Mortgage Finance 25/50 Index as the fund's supplemental benchmark.

Shareholders of record will be entitled to vote at the shareholder meeting. Please read the proxy statement when it is available because it will contain important information relating to the proposals. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

If approved, the changes will take effect on the first day of the month following the shareholder meeting, which is currently expected to occur in the fourth quarter of 2010. To determine whether the proposals were approved by shareholders, visit www.fidelity.com.

SELFIN-10-02 October 1, 2010
1.916419.101

Supplement to the
Fidelity® Select Portfolios®
Health Care Sector
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

SELHC-10-01 October 1, 2010
1.918629.100

Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

A special meeting of Environmental Portfolio shareholders was held on June 15, 2010. Shareholders approved certain fundamental policy changes. Those changes, as well as other changes including a change to the fund's name, will take effect on July 1, 2010.

Effective July 1, 2010, Environmental Portfolio will be renamed Environment and Alternative Energy Portfolio and will compare its performance to the FTSE Environmental Opportunities & Alternative Energy Index.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Sean Gavin (portfolio manager) has managed the fund since September 2010.

Effective July 1, 2010, the following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 9.

  Normally investing at least 80% of assets in securities of companies principally engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services.

Effective July 1, 2010, the following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 9.

  Environment and Alternative Energy Industry Concentration. The environment and alternative energy industries can be significantly affected by government regulations and subsidies, changing supply and demand for traditional energy sources, and availability of funding for remedial cleanup efforts or development of new technologies, and can be subject to risks associated with hazardous materials.

Effective July 1, 2010, the following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 10.

Anna Davydova (portfolio manager) has managed the fund since March 2010.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 13.

Steven Bullock (portfolio manager) has managed the fund since April 2010.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 19.

SELCI-10-05 October 1, 2010
1.911519.104

Sean Gavin (portfolio manager) has managed the fund since September 2010.

Effective July 1, 2010, the following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 21.

Environment and Alternative Energy Portfolio

The fund invests primarily in companies engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies involved in alternative and renewable energy such as solar, wind, biofuels, hydropower, or geothermal power; energy efficiency and energy conservation products and services such as energy efficient home or building design and insulation, including heating and cooling, lighting, or appliances, as well as fuel efficient vehicles such as hybrid and electric cars; pollution reduction and prevention activities to control emissions; water infrastructure related to water distribution, water purification, the collection, treatment, or reclamation of wastewater, and other water storage and maintenance; and waste management and recycling activities such as the transportation, treatment, and disposal of hazardous or other wastes, transforming waste into energy and other recycling, and sanitation or filtration equipment or services.

Effective July 1, 2010, the following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section on page 23.

The environment and alternative energy industries can be significantly affected by government regulations and subsidies, rapid technological change, and changes in the supply and demand for traditional energy sources. Changing political priorities and global supply and demand may also have a significant impact on the availability of funding for remedial cleanup efforts and for research, development, and adoption of new technologies. In addition, hazardous materials involved in environmental industries can present significant liability risk.

The following information replaces the biographical information for John Mirshekari found in the "Fund Management" section on page 30.

Sean Gavin is portfolio manager of Air Transportation Portfolio and Transportation Portfolio, which he has managed since September 2010. He also manages other Fidelity funds. Prior to joining Fidelity Investments in 2006 as a research analyst, Mr. Gavin served as an associate portfolio manager for Pioneer Investments, which he joined in 2002.

Effective July 1, 2010, the following information replaces the biographical information for Douglas Simmons and Anna Davydova found in the "Fund Management" section on page 30.

Anna Davydova is portfolio manager of Environment and Alternative Energy Portfolio, which she has managed since March 2010. Since joining Fidelity Investments in July 2005, Ms. Davydova has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Jonathan Kasen and Steven Bullock found in the "Fund Management" section on page 30.

Steven Bullock is manager of Industrial Equipment Portfolio, which he has managed since April 2010. Since joining Fidelity Investments in 2006, Mr. Bullock has worked as a research analyst and portfolio manager.

Effective July 1, 2010, the following information supplements similar information found under the heading "Additional Information about the Indexes" in the "Appendix" section on page 39.

FTSE Environmental Opportunities & Alternative Energy Index is a modified market capitalization-weighted index designed to measure the performance of the equity markets of securities derived from the FTSE Environmental Opportunities USA Index and the largest 50 non-U.S. companies in the FTSE Environmental Opportunities Renewable & Alternative Energy Index.

Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

SELMT-10-01 October 1, 2010
1.918620.100

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

SELTEC-10-01 October 1, 2010
1.918659.100

Supplement to the
Fidelity® Select®
Portfolios
Telecommunications Services Sector
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the funds.

SELTS-10-01 October 1, 2010
1.918618.100

Supplement to the
Fidelity® Select Portfolios®
Utilities Sector
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

SELUTL-10-01 October 1, 2010
1.918622.100

Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environmental Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Home Finance Portfolio (FSVLX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

Effective August 31, 2010, Sean Gavin will manage Air Transportation Portfolio. Information with respect to Sean Gavin's holdings and other accounts managed will be updated when available.

Effective August 31, 2010, Sean Gavin will manage Transportation Portfolio. Information with respect to Sean Gavin's holdings and other accounts managed will be updated when available.

A special meeting of Environmental Portfolio shareholders was held on June 15, 2010. Shareholders approved certain fundamental policy changes. Those changes, as well as other changes including a change to the fund's name, will take effect July 1, 2010.

Effective July 1, 2010, Environmental Portfolio will be renamed Environment and Alternative Energy Portfolio. All references to the former name are replaced with the new name as appropriate.

Effective July 1, 2010, Anna Davydova will manage Environment and Alternative Energy Portfolio.

Effective July 1, 2010, the following replaces similar information under the heading "Concentration" in the "Investment Policies and Limitations" section beginning on page 3.

For each fund (other than Banking Portfolio, Brokerage and Investment Management Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Home Finance Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio):

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund.

For purposes of each fund's (other than Banking Portfolio, Brokerage and Investment Management Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Home Finance Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio) concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

SELB-10-08 October 1, 2010
1.475630.153

For purposes of each fund's (other than Banking Portfolio, Brokerage and Investment Management Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Home Finance Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio) concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

Effective July 1, 2010, the following supplements similar information under the heading "Concentration" in the "Investment Policies and Limitations" section beginning on page 3.

For Environment and Alternative Energy Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the environment and alternative energy industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

Effective July 1, 2010, the following replaces similar information under the heading "In addition, as a matter of fundamental Policy" in the "Investment Policies and Limitations" section on page 6.

Environment and Alternative Energy Portfolio invests primarily in companies engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services.

The following information supplements similar information found in the "Management Contracts" section beginning on page 55.

The following table provides information relating to other accounts managed by Mr. Sharaf as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 430	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Chemicals Portfolio ($430 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Schuldt as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 534	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Computers Portfolio ($534 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Bullock as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 165	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Equipment Portfolio ($165 (in millions) assets managed).

The following table provides information relating to other accounts managed by Peter Dixon as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 516	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($223 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2010
Mahmoud Sharaf	Chemicals Portfolio	None
Matthew Schuldt	Computers Portfolio	None
Steven Bullock	Industrial Equipment Portfolio	$10,001 - $50,000
Peter Dixon	Retailing Portfolio	None

Effective June 8, 2010, Ryan Oldham has replaced James McElligott as Portfolio Manager of Natural Gas Portfolio. All references to James McElligott in the "Management Contracts" section beginning on page 55 are no longer applicable.

The following table provides information relating to other accounts managed by Mr. Oldham as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 958	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Natural Gas Portfolio ($855 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of June 30, 2010
Ryan Oldham	Natural Gas Portfolio	$10,001 - $50,000

Effective June 30, 2010, Jonathan Kasen will manage Energy Service Portfolio and Jean Park will manage Leisure Portfolio. The following information supplements similar information found in the "Management Contracts" section beginning on page 55.

The following table provides information relating to other accounts managed by Mr. Kasen as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,111	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Energy Service Portfolio ($1,111 (in millions) assets managed).

The following table provides information relating to other accounts managed by Ms. Park as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 285	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Leisure Portfolio ($285 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2010
Jonathan Kasen	Energy Service Portfolio	$10,001 - $50,000
Jean Park	Leisure Portfolio	$10,001 - $50,000

Supplement to the Fidelity Advisor Consumer Staples Fund
Class A, Class T, Class B, and Class C
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

ACSF-10-02 October 1, 2010
1.847521.106

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 26.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 27.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 33.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the Fidelity Advisor Consumer Staples Fund
Institutional Class
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

ACSFI-10-01 October 1, 2010
1.855552.103

Supplement to the
Fidelity Advisor Gold Fund
Class A, Class T, Class B, and Class C
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

AGLD-10-02 October 1, 2010
1.847523.108

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section beginning on page 28.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 31.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 31.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 34.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor Gold Fund
Institutional Class
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

AGLDI-10-01 October 1, 2010
1.853418.105

Supplement to the
Fidelity® Advisor Materials Fund
Class A, Class T, Class B, and Class C
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

AMF-10-02 October 1, 2010
1.847525.107

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section beginning on page 26.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 27.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 30.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 33.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity® Advisor Materials Fund
Institutional Class
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

AMFI-10-01 October 1, 2010
1.855559.104

Supplement to the
Fidelity Advisor Telecommunications Fund
Class A, Class T, Class B, and Class C
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

ATLC-10-02 October 1, 2010
1.845214.108

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 26.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 27.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 29.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 30.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 33.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor Telecommunications Fund
Institutional Class
April 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

ATLCI-10-01 October 1, 2010
1.845215.105

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor Consumer Staples Fund	FDAGX	FDTGX	FDBGX	FDCGX	FDIGX
Fidelity Advisor Gold Fund	FGDAX	FGDTX	FGDBX	FGDCX	FGDIX
Fidelity Advisor Materials Fund	FMFAX	FMFTX	FMFBX	FMFCX	FMFEX
Fidelity Advisor Telecommunications Fund	FTUAX	FTUTX	FTUBX	FTUCX	FTUIX

Fidelity Advisor Consumer Staples Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Consumer Staples Portfolio; Fidelity Advisor Gold Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Gold Portfolio; Fidelity Advisor Materials Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Materials Portfolio; and Fidelity Advisor Telecommunications Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

FASFB-10-02 October 1, 2010
1.848947.107